Leases (Details) - Dec. 31, 2023 - Operating Lease [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Line Items]
Operating lease liabilities, current	¥ 1,750	$ 246
Operating lease liabilities, non current	¥ 5,980	$ 842